Short-Term Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Short-Term Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings	As of June 30, 2023 and 2024, short-term bank borrowings consisted of the following:
	June 30, 2023	June 30, 2024
	RMB	RMB
China Merchant Bank (“CMB”)(a)	25,000,000	20,000,000
Bank of Shanghai (“BOS”)(b)	—	5,000,000
China Construction Bank (“CCB”)(c)	2,267,797	1,814,237
	27,267,797	26,814,237

(a)	On September 18, 2019, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 15,000,000 by September 17, 2022. The interest rate for this credit facility was determined on the draw-down date. The credit facility was collateralized by properties owned by Mr. Botao Ma, the founder and Chief Executive Officer of the Company. In October 2020, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 14, 2023. In October 2023, Zhibao China Group entered into an extended three-year bank credit facility with CMB under which Zhibao China Group can draw-down up to RMB 30,000,000 by October 2026. The borrowings bore interest rate of 3.45% per annum. The term for each borrowing is one year.

For the years ended June 30, 2022, 2023 and 2024, Zhibao China Group drew down RMB 21,000,000, RMB 28,300,000 and RMB 20,000,000 (US$2,752,092) from CMB, and repaid RMB 21,000,000, RMB 23,300,000 and RMB 25,000,000 (US$3,440,114), respectively.

(b)	In September 2023, Zhibao China Group borrowed RMB 5,000,000 from BOS with maturity date due in September 2024. The borrowings bore interest rate of 3.65% per annum.
(c)	On November 27, 2020, Zhibao China Group borrowed RMB 3,000,000 from CCB with maturity date due on November 27, 2021. The borrowings bore interest rate of 4.25% per annum. On November 23, 2021, Zhibao China Group extended the maturity date to November 23, 2022 as agreed with CCB.

For the year ended June 30, 2023, Zhibao China Group repaid loans of RMB 2,632,203 to CCB and extended the maturity date of the remaining balance of RMB 367,797 to November 23, 2023. For the year ended June 30, 2024, Zhibao China Group repaid the remaining balance of RMB 367,797 to CCB.

In addition, Zhibao China Group borrowed additional RMB 1,900,000 from CCB in November 2022. The borrowing bore interest rate of 3.90% per annum. For the year ended June 30, 2024, the Company repaid borrowings of RMB 85,763.

Interest expenses were RMB1,434,140, RMB1,241,082 and RMB986,785 for short-term borrowings for the fiscal years ended June 30, 2022, 2023 and 2024. The weighted average interest rates of bank borrowings were 3.86% and 3.52% per annum as of June 30, 2023 and 2024, respectively.